Shareholder Fees - FidelitySAIEnhancedCoreBondFund-PRO	Mar. 07, 2025 USD ($)
FidelitySAIEnhancedCoreBondFund-PRO | Fidelity SAI Enhanced Core Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none